Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage limit	$ 250,000	$ 250,000
Deferred offering costs	$ 800,000	$ 300,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, useful life	7 years	7 years